[PIONEER LOGO]

Pioneer Variable Contracts Trust

Pioneer Mid-Cap Value VCT Portfolio


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2000

                                               PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Table of Contents



Pioneer Mid-Cap Value VCT Portfolio
 Portfolio and Performance Update          2
 Portfolio Management Discussion           3
Schedule of Investments
 Pioneer Mid-Cap Value VCT Portfolio       4
Financial Statements                       7
Notes to Financial Statements             11

 Pioneer Mid-Cap Value VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 PORTFOLIO AND PERFORMANCE UPDATE 6/30/00
--------------------------------------------------------------------------------


Portfolio Diversification
(As a percentage of total investment portfolio)

[PIE CHART PLOT POINTS]

U.S. Common Stocks 92.5%
International Common Stocks 3.7%
Short-Term Cash Equivalents 3.3%
Depositary Receipts for International Stocks 0.5%

[END PLOT POINTS]


Sector Distribution
(As a percentage of equity holdings)

[PIE CHART PLOT POINTS]

Technology 20%
Financial  15%
Consumer Cyclicals 12%
Utilities 10%
Energy 10%
Consumer Staples 9%
Healthcare 9%
Capital Goods 8%
Basic Materials 5%
Communication Services 2%

[END PLOT POINTS]


--------------------------------------------------------------------------------

Five Largest Holdings
(As a percentage of equity holdings)

-------------------------------------------------------------
  1. NCR Corp.                                      4.87%
-------------------------------------------------------------
  2. Imation Corp.                                  3.73
-------------------------------------------------------------
  3. Columbia/HCA Healthcare Corp.                  3.53
-------------------------------------------------------------
  4. Financial Security Assurance Holdings, Ltd.    2.78
-------------------------------------------------------------
  5. Viacom, Inc. (Class B) (Non-voting)            2.53
-------------------------------------------------------------

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions -- Class II Shares

                            6/30/00     5/1/00
Net Asset Value per Share   $ 15.37     $ 16.89


Distributions per Share  Income      Short-Term      Long-Term
(5/1/00 - 6/30/00)       Dividends   Capital Gains   Capital Gains
                         $ 0.125     $ -             $ 1.089

--------------------------------------------------------------------------------
Performance of a $10,000 Investment -- Class II Shares

The following chart shows the value of an investment made in Pioneer Mid-Cap Value VCT Portfolio at net asset value, compared to the growth of Standard & Poor's (S&P) 500 Index.


[LINE CHART PLOT POINTS]


                              Pioneer Mid-Cap Value                  S&P 500
                              VCT Portfolio*                          Index
5/1/00                          10000                                 10000
5/31/00                         10053                                  9675
6/30/00                          9815                                  9935

[END PLOT POINTS]


The S&P 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.


Class II Shares
Cumulative
Total Return
(As of June 30, 2000)

--------------------------------------------------------------------------------
  Net Asset Value*
--------------------------------------------------------------------------------

Period
Life-of-Portfolio    -1.85%
(5/1/00)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.


2

Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Mid-Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 PORTFOLIO MANAGEMENT DISCUSSION 6/30/00
--------------------------------------------------------------------------------

[BEGIN SIDE BAR]
On May 1, 2000, the name of Capital Growth Portfolio changed to Pioneer Mid-Cap Value VCT Portfolio.

Mid-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuation than securities of larger companies.

[END SIDE BAR]

In the following interview Rod Wright, the portfolio manager of Pioneer Mid-Cap Value VCT Portfolio, discusses the market environment and the Portfolio's performance. The discussion reviews the past six months and their impact on the Portfolio. The Portfolio's Class II Shares were first offered on May 1, 2000.

Q: How did the Portfolio perform?

A: For the two-month period ended June 30, 2000, the Portfolio returned -1.85%, at net asset value. In comparison, the Standard & Poor's 500 Index returned 0.43% for the same period.

Q: What factors influenced the Portfolio's performance?

A: The biggest factors that helped performance were a healthy weighting in energy companies and a relative underweighting in technology stocks. In energy, Portfolio investments in oil, gas and service companies performed well, while the technology sector in general fell into a sharp correction starting in mid-March.

   Mergers and acquisition activity benefited the Portfolio when larger companies acquired five portfolio holdings: ETEC Systems; Financial Security Assurance Holdings, Inc.; ReliaStar Financial; Young & Rubicam; and Sterling Commerce. In addition, restructurings at two other holdings, Borders Group and DPL, supported performance.

Q: While the Portfolio deemphasized technology, tech companies still represented the largest industry weighting. In what types of technology companies did you invest?

A: At a time when most industry benchmarks had technology weightings of more than 30%, the Portfolio ended the fiscal period with about 20% invested in the industry. Not only was the Portfolio significantly underweighted in technology, but about half the technology holdings were, what we call, "value" technology companies. These are companies whose stock performance is more dependent on company fundamentals than on the direction of the NASDAQ Composite Index. A good example is Imation, one of the Portfolio's largest holdings. Imation is debt-free, with strong cash flow, growing earnings and very reasonably priced stock. The company is involved in the manufacture and distribution of media storage devices, including tapes for large technology companies and CDs for computers. The company's strong fundamentals and low stock price were very attractive.

Q: Outside of technology, what were some of your other industry themes?

A: On June 30, the Portfolio had about 9% of net assets in energy stocks, and these investments definitely helped. Among the holdings were R & B Falcon and Transocean Sedco Forex, two offshore drilling companies. Performance was boosted by holdings in several domestic exploration and production companies, including Apache, Ocean Energy and Burlington Resources.

   Beyond energy, the emphasis on healthcare stocks and deemphasis of financial services stocks worked well. The consumer cyclicals and consumer staples sectors were well represented in the Portfolio, at 12% and 19% of net assets, respectively.

Q: The Portfolio's name changed in May from Capital Growth Portfolio to Pioneer
   Mid-Cap Value VCT Portfolio. Why was the name changed?

A: We believed the new name better describes our investment approach. Our focus is on mid-cap companies, and our approach is value-oriented: investing in what we believe are reasonably priced companies. We attempt to buy solid companies with strong fundamentals, but we also pay attention to valuation to ensure we pay appropriate prices.

Q: What is your outlook for mid-cap value stocks?

A: We are optimistic about the mid-cap value sector and think it has the potential to be one of the better performing sectors. This is an area that has underperformed for a number of years and has been very much overlooked. And yet, if the economy slows down, we think investors will be served well investing in companies with the types of resources, histories, market positions, experienced managements, credit lines and established distribution networks that many mid-cap companies possess. We believe the recent good performance of mid-cap value stocks is not a short-term phenomenon.

 Pioneer Mid-Cap Value VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------


Shares                                                      Value
            COMMON STOCKS - 96.7%
            Basic Materials - 4.4%
            Aluminum - 0.7%
   28,000   Alcoa, Inc.                               $   812,000
                                                      -----------
            Chemicals - 0.8%
   30,000   IMC Global Inc.                           $   390,000
   13,000   Rohm & Haas Co.                               448,500
                                                      -----------
                                                      $   838,500
                                                      -----------
            Chemicals (Specialty) - 1.7%
   34,000   Borden Chemicals & Plastics, L.P.*        $   140,250
   33,500   Hercules, Inc.                                471,094
   84,000   Wellman, Inc.                               1,359,750
                                                      -----------
                                                      $ 1,971,094
                                                      -----------
            Paper & Forest Products - 1.2%
   29,000   Bowater, Inc.                             $ 1,279,619
                                                      -----------
            Total Basic Materials                     $ 4,901,213
                                                      -----------
            Capital Goods - 7.6%
            Aerospace/Defense - 0.7%
   17,000   General Dynamics Corp.                    $   888,250
                                                      -----------
            Electrical Equipment - 1.5%
   16,800   Molex Inc.                                $   808,500
   14,500   SCI Systems, Inc.*                            568,219
    8,300   Vishay Intertechnology, Inc.*                 314,881
                                                      -----------
                                                      $ 1,691,600
                                                      -----------
            Machinery (Diversified) - 1.6%
   14,500   Deere & Co.                               $   536,500
   58,600   Kaydon Corp.                                1,230,600
                                                      -----------
                                                      $ 1,767,100
                                                      -----------
            Manufacturing (Specialized) - 0.8%
   16,500   Sealed Air Corp.*                         $   864,188
                                                      -----------
            Metal Fabricators - 1.2%
   65,000   Brush Engineered Materials Inc.           $ 1,015,625
   10,000   Penn Engineering & Manufacturing Corp.        352,500
                                                      -----------
                                                      $ 1,368,125
                                                      -----------
            Waste Management - 1.7%
  100,000   Waste Management Inc.                     $ 1,900,000
                                                      -----------
            Total Capital Goods                       $ 8,479,263
                                                      -----------
            Communication Services - 1.6%
            Telephone - 1.6%
   25,200   Century Telephone Enterprises, Inc.       $   724,500
   10,000   Telephone and Data Systems, Inc.            1,002,500
                                                      -----------
            Total Communication Services              $ 1,727,000
                                                      -----------
            Consumer Cyclicals - 11.8%
            Auto Parts & Equipment - 0.7%
   16,700   ITT Industries                            $   507,263
   14,000   Lear Corp.*                                   280,000
                                                      -----------
                                                      $   787,263
                                                      -----------


Shares                                                      Value
            Household Furnishings & Appliances - 0.7%
   31,400   Ethan Allen Interiors, Inc.               $   753,600
                                                      -----------
            Leisure Time (Products) - 1.6%
  129,000   Mattel, Inc.                              $ 1,701,186
                                                      -----------
            Publishing - 1.0%
   50,000   Primedia, Inc.*                           $ 1,137,500
                                                      -----------
            Retail (Computers & Electronics) - 0.5%
   12,000   Radioshack Corp.                          $   568,500
                                                      -----------
            Retail (Discounters) - 0.8%
   47,000   Family Dollar Stores, Inc.                $   919,440
                                                      -----------
            Retail (General Merchandise) - 0.5%
   76,000   Kmart Corp.*                              $   517,750
                                                      -----------
            Retail (Specialty) - 3.7%
   16,000   Blockbuster, Inc.                         $   155,000
   84,000   Borders Group, Inc.*                        1,307,250
   78,000   Cole National Corp.                           546,000
  104,700   OfficeMax, Inc.*                              523,500
  165,500   Venator Group, Inc.*                        1,696,375
                                                      -----------
                                                      $ 4,228,125
                                                      -----------
            Retail (Specialty-Apparel) - 0.6%
   19,000   Ann Taylor Stores Corp.*                  $   629,375
                                                      -----------
            Services (Commercial & Consumer) - 1.7%
   45,600   Regis Corp.                               $   570,000
   36,000   Sabre Group Holdings, Inc.                  1,026,000
   72,500   Stewart Enterprises, Inc.                     256,016
                                                      -----------
                                                      $ 1,852,016
                                                      -----------
            Total Consumer Cyclicals                  $13,094,755
                                                      -----------
            Consumer Staples - 9.1%
            Broadcasting (Television/Radio/Cable) - 0.7%
   33,000   USA Networks Inc.*                        $   713,625
                                                      -----------
            Entertainment - 2.5%
   39,500   Viacom, Inc. (Class B) (Non-voting)*      $ 2,693,406
                                                      -----------
            Foods - 0.3%
   15,000   Ralston-Ralston Purina Group              $   299,063
    5,300   Tyson Foods, Inc.                              46,375
                                                      -----------
                                                      $   345,438
                                                      -----------
            Housewares - 1.3%
   60,000   Newell Co.                                $ 1,545,000
                                                      -----------
            Restaurants - 1.4%
  102,200   Lone Star Steakhouse & Saloon, Inc.*      $ 1,034,775
   17,000   McDonald's Corp.                              559,938
                                                      -----------
                                                      $ 1,594,713
                                                      -----------
            Retail Stores (Food Chains) - 0.7%
   33,500   Kroger Co.*                               $   739,094
                                                      -----------
            Services (Employment) - 0.9%
  111,700   Modis Professional Services Inc.*         $   991,338
                                                      -----------
            Specialty Printing - 1.3%
   93,800   John H. Harland Co.                       $ 1,401,136
                                                      -----------
            Total Consumer Staples                    $10,023,750
                                                      -----------

4  The accompanying notes are an integral part of these financial statements.

 Pioneer Mid-Cap Value VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                        (continued)
--------------------------------------------------------------------------------


Shares                                                           Value
            Energy - 9.2%
            Oil (Domestic Integrated) - 1.0%
   47,600   Conoco, Inc.                                   $ 1,047,200
                                                           -----------
            Oil & Gas (Drilling & Equipment) - 3.8%
   75,000   R&B Falcon Corp.*                              $ 1,767,188
   25,000   Transocean Sedco Forex Inc.                      1,335,938
   27,000   Weatherford International, Inc.*                 1,074,938
                                                           -----------
                                                           $ 4,178,064
                                                           -----------
            Oil & Gas (Production/Exploration) - 3.8%
   20,700   Anadarko Petroleum Corp.                       $ 1,020,769
   19,000   Apache Corp.                                     1,117,438
   27,000   Burlington Resources, Inc.                       1,032,750
   69,000   Ocean Energy Inc.*                                 978,938
                                                           -----------
                                                           $ 4,149,895
                                                           -----------
            Oil & Gas (Refining & Marketing) - 0.6%
   24,900   Tosco Corp.                                    $   704,979
                                                           -----------
            Total Energy                                   $10,080,138
                                                           -----------
            Financial - 14.6%
            Banks (Major Regional) - 0.6%
   14,000   Comerica, Inc.                                 $   628,250
                                                           -----------
            Banks (Regional) - 2.4%
   27,000   Marshall & Ilsley Corp.                        $ 1,120,500
   39,800   North Fork Bancorporation, Inc.                    601,975
   35,200   TCF Financial Corp.                                904,200
                                                           -----------
                                                           $ 2,626,675
                                                           -----------
            Consumer Finance - 0.9%
   31,000   Countrywide Credit Industries, Inc.            $   939,688
                                                           -----------
            Financial (Diversified) - 1.2%
   37,700   Axa Financial, Inc.                            $ 1,281,800
                                                           -----------
            Insurance (Multi-Line) - 1.1%
   18,800   Nationwide Financial Services, Inc.            $   618,050
   11,000   ReliaStar Financial Corp.                          576,813
                                                           -----------
                                                           $ 1,194,863
                                                           -----------
            Insurance (Property/Casualty) - 6.0%
   61,000   Ace Ltd.                                       $ 1,708,000
   16,500   Allmerica Financial Corp.                          864,188
   19,000   Exel Ltd.                                        1,028,375
   39,000   Financial Security Assurance Holdings, Ltd.      2,959,125
                                                           -----------
                                                           $ 6,559,688
                                                           -----------
            Investment Banking/Brokerage - 0.8%
   21,000   Bear Stearns Companies Inc.                    $   874,124
                                                           -----------
            Savings & Loan Companies - 1.6%
   54,000   Charter One Financial, Inc.                    $ 1,242,000
   21,000   Washington Mutual, Inc.                            606,375
                                                           -----------
                                                           $ 1,848,375
                                                           -----------
            Total Financial                                $15,953,463
                                                           -----------
            Healthcare - 8.7%
            Healthcare (Drugs - Generic & Other) - 1.7%
   21,000   Alza Corp.*                                    $ 1,241,624
   31,400   Mylan Laboratories Inc.                            573,050
                                                           -----------
                                                           $ 1,814,674
                                                           -----------


Shares                                                           Value
            Healthcare (Hospital Management) - 6.3%
  123,650   Columbia/HCA Healthcare Corp.                  $ 3,755,869
  130,700   Health Management Associates, Inc.*              1,707,269
   22,000   Lincare Holdings Inc.*                             541,750
   12,000   Wellpoint Health Networks Inc.*                    869,250
                                                           -----------
                                                           $ 6,874,138
                                                           -----------
            Healthcare (Medical Products/Supplies) - 0.7%
   13,000   Boston Scientific Corp.*                       $   285,188
   25,000   Sybron International Corp.*                        495,313
                                                           -----------
                                                           $   780,501
                                                           -----------
            Total Healthcare                               $ 9,469,313
                                                           -----------
            Technology - 19.8%
            Communications Equipment - 1.0%
    8,000   Alcatel (A.D.R.)                               $   532,000
   16,000   Andrew Corp.*                                      537,000
                                                           -----------
                                                           $ 1,069,000
            Computers (Hardware) - 5.5%
   17,000   Gateway 2000 Inc.*                             $   964,750
  133,000   NCR Corp.*                                       5,178,688
                                                           -----------
                                                           $ 6,143,438
                                                           -----------
            Computers (Networking) - 3.5%
   29,000   Cabletron Systems, Inc.*                       $   732,250
   10,500   Lycos, Inc.*                                       567,000
   12,500   Seagate Technology Inc.*                           687,500
  112,000   Storage Technology Corp.*                        1,225,000
   14,500   Xircom Inc.*                                       688,750
                                                           -----------
                                                           $ 3,900,500
                                                           -----------
            Computers (Software & Services) - 0.9%
    4,000   Storage Networks, Inc.*                        $   361,000
   17,000   Synopsys, Inc.*                                    587,563
                                                           -----------
                                                           $   948,563
                                                           -----------
            Electronics (Semiconductors) - 0.8%
   37,100   Adaptec, Inc.*                                 $   844,024
                                                           -----------
            Photography/Imaging - 4.4%
   15,000   Eastman Kodak Co.                              $   892,500
  135,000   Imation Corp.*                                   3,965,627
                                                           -----------
                                                           $ 4,858,127
                                                           -----------
            Services (Computer Systems) - 2.6%
    8,000   Investment Technology Group, Inc.*             $   340,500
   56,000   Keane, Inc.*                                     1,211,000
   41,000   SunGard Data Systems, Inc.*                      1,271,000
                                                           -----------
                                                           $ 2,822,500
                                                           -----------
            Services (Data Processing) - 1.1%
   14,500   Equifax Inc.                                   $   380,625
   16,500   First Data Corp.                                   818,813
                                                           -----------
                                                           $ 1,199,438
                                                           -----------
            Total Technology                               $21,785,590
                                                           -----------
            Utilities - 9.9%
            Electric Companies - 5.9%
   14,700   Allegheny Energy, Inc.                         $   402,413
   45,500   Citizens Utilities Co. (Class B)*                  784,875
   46,100   CMS Energy Corp.                                 1,019,963

  The accompanying notes are an integral part of these financial statements.  5

 Pioneer Mid-Cap Value VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 6/30/00 (unaudited)                         (continued)
--------------------------------------------------------------------------------


Shares                                                         Value
           Electric Companies - (continued)
  35,600   DPL, Inc.                                    $    780,975
  17,000   DQE, Inc.                                         671,500
  25,100   DTE Energy Co.                                    767,119
  11,000   Kansas City Power & Light Co.                     247,500
  29,000   NSTAR                                           1,179,934
  21,000   Houston Industries, Inc.                          620,813
                                                        ------------
                                                        $  6,475,092
                                                        ------------
           Natural Gas - 4.0%
  17,000   Dynegy Inc.                                  $  1,161,313
  35,000   El Paso Energy Corp.                            1,782,813
  35,000   KeySpan Energy Corp.                            1,076,250
  20,900   Questar Corp.                                     404,937
                                                        ------------
                                                        $  4,425,313
                                                        ------------
           Total Utilities                              $ 10,900,405
                                                        ------------
           TOTAL COMMON STOCKS
           (Cost $99,371,449)                           $106,414,890
                                                        ------------


Principal
Amount
              TEMPORARY CASH INVESTMENT - 3.3%
              Commercial Paper - 3.3%
$3,624,000    Household Finance Corp., 6.88%, 7/3/00    $  3,624,000
                                                        ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $3,624,000)                         $  3,624,000
                                                        ------------
              TOTAL INVESTMENT IN SECURITIES - 100.0%
              (Cost $102,995,449)                       $110,038,890
                                                        ------------

* Non-income producing security.


6  The accompanying notes are an integral part of these financial statements.

 Pioneer Mid-Cap Value VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------


                                                           5/1/00
                                                             to
                                                           6/30/00
CLASS II(a)                                              (unaudited)
Net asset value, beginning of period                     $  16.89
                                                         --------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.02
 Net realized and unrealized loss on investments            (0.32)
                                                         --------
 Net decrease from investment operations                 $  (0.30)
Distributions to shareholders:
 Net investment income                                      (0.13)
 Net realized gain                                          (1.09)
                                                         --------
 Net decrease in net asset value                         $  (1.52)
                                                         --------
Net asset value, end of period                           $  15.37
                                                         --------
Total return*                                               (1.85)%
Ratio of net expenses to average net assets                  1.03%**
Ratio of net investment income to average net assets         0.47%**
Portfolio turnover rate                                       103%**
Net assets, end of period (in thousands)                 $  1,291


(a) Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.


 The accompanying notes are an integral part of these financial statements.    7

 Pioneer Mid-Cap Value VCT Portfolio


--------------------------------------------------------------------------------
 BALANCE SHEET 6/30/00 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $99,371,449)          $ 106,414,890
 Temporary cash investment, at amortized cost                       3,624,000
 Cash                                                                     883
 Receivables -
  Investment securities sold                                          830,019
  Fund shares sold                                                     15,996
  Dividends and interest                                              106,127
 Other                                                                  6,256
                                                                -------------
   Total assets                                                 $ 110,998,171
                                                                -------------
LIABILITIES:
 Payables -
  Investment securities purchased                               $   2,242,060
  Fund shares repurchased                                              69,758
 Due to affiliates                                                     64,257
 Accrued expenses                                                      47,412
                                                                -------------
   Total liabilities                                            $   2,423,487
                                                                -------------
NET ASSETS:
 Paid-in capital                                                $ 100,136,346
 Accumulated undistributed net investment income                      608,162
 Accumulated undistributed net realized gain on investments           786,735
 Net unrealized gain on investments                                 7,043,441
                                                                -------------
   Total net assets                                             $ 108,574,684
                                                                -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (Unlimited number of shares authorized)
  Net assets                                                    $ 107,283,703
  Shares outstanding                                                6,975,711
  Net asset value per share                                     $       15.38
                                                                -------------
 Class II:
 (Unlimited number of shares authorized)
  Net assets                                                    $   1,290,981
  Shares outstanding                                                   83,993
  Net asset value per share                                     $       15.37
                                                                -------------


8  The accompanying notes are an integral part of these financial statements.

 Pioneer Mid-Cap Value VCT Portfolio


--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------


                                                          Six Months Ended
                                                              6/30/00
INVESTMENT INCOME:
 Dividends                                                  $  672,963
 Interest                                                      171,260
                                                            ----------
                                                            $  844,223
                                                            ----------
EXPENSES:
 Management fees                                            $  379,779
 Transfer agent fees                                               348
 Distribution fees--Class II                                       283
 Administrative fees                                            15,470
 Custodian fees                                                 40,053
 Professional fees                                               8,441
 Printing                                                        7,546
 Fees and expenses of nonaffiliated trustees                       182
 Miscellaneous                                                   5,398
                                                            ----------
   Total expenses                                           $  457,500
   Less fees paid indirectly                                      (290)
                                                            ----------
   Net expenses                                             $  457,210
                                                            ----------
   Net investment income                                    $  387,013
                                                            ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments                           $1,728,490
 Change in net unrealized gain on investments                  581,833
                                                            ----------
  Net gain on investments                                   $2,310,323
                                                            ----------
  Net increase in net assets resulting from operations      $2,697,336
                                                            ----------


  The accompanying notes are an integral part of these financial statements.   9

 Pioneer Mid-Cap Value VCT Portfolio


--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                     Six Months          Year
                                                                   Ended 6/30/00         Ended
                                                                    (unaudited)        12/31/99
FROM OPERATION
Net investment income                                              $     387,013    $     883,670
Net realized gain on investments                                       1,728,490        7,085,784
Change in net unrealized gain on investments                             581,833        5,641,059
                                                                   -------------    -------------
 Net increase in net assets resulting from operations              $   2,697,336    $  13,610,513
                                                                   -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
 Class I                                                           $    (816,800)   $    (973,218)
 Class II                                                                 (9,592)               -
Net realized gain
 Class I                                                              (7,092,614)               -
 Class II                                                                (83,291)               -
                                                                   -------------    -------------
Total distributions to shareholders                                $  (8,002,297)   $    (973,218)
                                                                   -------------    -------------
FROM FUND SHARE TRANSACTION
Net proceeds from sale of shares                                   $   9,810,922    $  16,620,793
Reinvestment of distributions                                          8,002,297          973,218
Cost of shares repurchased                                           (24,459,797)     (23,064,581)
                                                                   -------------    -------------
 Net decrease in net assets resulting from
  fund share transactions                                          $  (6,646,578)   $  (5,470,570)
                                                                   -------------    -------------
 Net increase (decrease) in net assets                             $ (11,951,539)   $   7,166,725
NET ASSETS:
Beginning of period                                                  120,526,223      113,359,498
                                                                   -------------    -------------
End of period                                                      $ 108,574,684    $ 120,526,223
                                                                   -------------    -------------
Accumulated undistributed net investment income, end of period     $     608,162    $   1,047,541
                                                                   -------------    -------------


10  The accompanying notes are an integral part of these financial statements.

 Pioneer Mid-Cap Value VCT Portfolio


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of fifteen separate portfolios (collectively, the Portfolios) as follows:

Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio); Pioneer Europe VCT Portfolio (Europe Portfolio); Pioneer International Growth VCT Portfolio (International Growth Portfolio); Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio); Pioneer Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio) (formerly Capital Growth Portfolio); Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio); Pioneer Real Estate Growth VCT Portfolio (Real Estate Growth Portfolio); Pioneer Fund VCT Portfolio (Fund Portfolio) (formerly Growth and Income Portfolio); Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio); Pioneer Balanced VCT Portfolio (Balanced Portfolio); Pioneer High Yield VCT Portfolio (High Yield Portfolio); Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio); Pioneer Swiss Franc Bond VCT Portfolio (Swiss Franc Bond Portfolio); Pioneer America Income VCT Portfolio (America Income Portfolio); Pioneer Money Market VCT Portfolio (Money Market Portfolio).

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The financial statements included herein are for the Mid-Cap Value Portfolio (the Portfolio). The investment objective of the Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Trust's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.


B. Federal Income Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.


D. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

 Pioneer Mid-Cap Value VCT Portfolio


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 6/30/00 (unaudited)                  (continued)
--------------------------------------------------------------------------------

2. Management Agreement
PIM manages the Portfolio, and is a wholly owned subsidiary of The Pioneer Group, Inc. (PGI). Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2000, $63,912 was payable to PIM related to management fees, administrative fees, and certain other services.


3. Transfer Agent
Pioneering Services Corporation (PSC), a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates. Included in due to affiliates is $109 in transfer agent fees payable to PSC at June 30, 2000.


4. Distribution Plan
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Trust and an indirect subsidiary of PGI, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $236 in distribution fees payable to PFD at June 30, 2000.

5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolio's total expenses. For the six months ended June 30, 2000, the Portfolio's expenses were reduced by $290, under such arrangements.


6. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2000, the Portfolio's aggregate unrealized appreciation and depreciation based on cost of $105,013,238 for federal income tax purposes were $15,461,892 and $10,436,240, respectively, resulting in net appreciation of $5,025,652.


7. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2000 were $56,823,161 and $67,936,693, respectively.


8. Capital Shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                      '00 Shares        '00 Amount
                                     (unaudited)        (unaudited)        '99 Shares        '99 Amount
 Class I:
 Shares sold                             537,577      $   8,504,967         1,046,011      $  16,620,793
 Reinvestment of distributions           511,605          7,909,414            59,093            973,218
 Shares repurchased                   (1,487,574)       (24,457,373)       (1,512,021)       (23,064,581)
                                      ----------      -------------        ----------      -------------
 Net decrease                           (438,392)     $  (8,042,992)         (406,917)     $  (5,470,570)
                                      ----------      -------------        ----------      -------------
 Class II:
 Shares sold                              78,132      $   1,305,955
 Reinvestment of distributions             6,008             92,883
 Shares repurchased                         (147)            (2,424)
                                      ----------      -------------
 Net increase                             83,993      $   1,396,414
                                      ----------      -------------

[PIONEER LOGO]


Pioneer Variable Contracts Trust


Officers
John F. Cogan, Jr., Chairman and President
David D. Tripple, Executive Vice President
Eric W. Reckard, Treasurer
Joseph P. Barri, Secretary


Trustees
John F. Cogan, Jr.
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Hale and Dorr LLP


This report must be preceded or accompanied by a prospectus, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.






                                                                    8747-00-0800